Investments - Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Changes In The Carrying Value Of Investments In Joint Ventures [Abstract]
At start of year	£ 104	£ 102
Share of results of joint ventures	41	32
Dividends received from joint ventures	(34)	(30)	£ (38)
Additions	24	2
Disposals	(11)
Exchange translation differences	(6)	(2)
At end of year	£ 118	£ 104	£ 102